Joint Venture	12 Months Ended
Dec. 31, 2016
Notes
Joint Venture

NOTE 11 - Joint Venture

As previously reported in our Form 8-K filed with the SEC on July 6, 2015, we entered into an Operating Agreement and Statement of Work with Arete Innovative Solutions LLC (“Arete”). The Operating Agreement and Statement of Work governed the operations of Arete-Sigma LLC (the "Joint Venture"), a joint venture formed by us and Arete for the purpose of pursuing business opportunities related to AM utilizing our EOS M290 or like machines, including enabling and implementing sales and manufacturing transactions. Under the Operating Agreement and Statement of Work, among other matters reported in our Form 8-K and set forth in the Operating Agreement and Statement of Work, (i) each of Sigma and Arete held a 50% ownership interest in the Joint Venture, and (ii) the Joint Venture was managed by William F. Herman, President of Arete, subject to certain limitations. Based on the Operating Agreement, the Company held the non-controlling interest in the Joint Venture. Therefore, the Joint Venture was not consolidated, but rather was accounted for on the equity method of recording investments. During the years ended December 31, 2016 and 2015, net operations resulted in a loss on the investment of $105 and $778, respectively. The Company terminated the Joint Venture in 2016, but is continuing to pursue business opportunities related to AM utilizing the Company's EOS M290 or like machines.